Note 17 - Acquisition/Sales of Assets and Interests, Acquisition of minority interest (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Additional paid in capital	$ (472)	$ 996
Marlim Participações S.A [Member]
Date of option		Apr. 30, 2009
Project		Marlim
% of shares		100.00%
Companhia Locadora de Equipamentos Petrolíferos [Member]
Date of option		Nov. 12, 2009
Project		CLEP
% of shares		100.00%
Additional paid in capital		983
NovaMarlim Participações S.A. [Member]
Date of option	Dec. 30, 2009	Dec. 30, 2009
Project	NovaMarlim	NovaMarlim
% of shares	56.57%	43.43%
Additional paid in capital	1	13
Cayman Cabiúnnas Investment Co. Ltd. [Member]
Date of option	Mar. 16, 2010
Project	Cabuínas
% of shares	100.00%
Transportadora Urucu Manaus S.A - TUM [Member]
Date of option	Aug. 05, 2010
Project	Amazônia
% of shares	100.00%
Additional paid in capital	99
Barracuda & Caratinga Holding Company B.V. [Member]
Date of option	Sep. 01, 2010
Project	Barracuda & Caratinga
% of shares	100.00%
Additional paid in capital	$ (572)